Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Parenthetical) (Detail)	Dec. 31, 2022 shares
Fima Premium Class B Mutual Fund
Disclosure of restricted assets [line items]
Number Of Shares Held	6,600,000